Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	December 31, 2018	December 31, 2019
Audit fees	$295	$232
Legal fees	34	40
Other professional fees	1,502	1,540
Vessel Operating and voyage expenses	6,514	37,555
Loan interest and financing fees	8,277	7,394
Income tax	232	-
Total Accrued Liabilities	$16,854	$46,761